Income taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of profit (loss) before taxes
U.S	$ 778	$ (648)	$ 2,146
Non-U.S	2,972	1,217	2,355
Consolidated profit before taxes	3,750	569	4,501
Current tax provision (benefit):
U.S.	247	(443)	673
Non-U.S.	645	350	446
State (U.S.)	44	(13)	41
Current tax provision (benefit)	936	(106)	1,160
Deferred tax provision (benefit):
U.S.	103	1	(335)
Non-U.S.	(75)	(149)	99
State (U.S.)	4	(16)	29
Deferred tax provision (benefit)	32	(164)	(207)
Provision (benefit) for income taxes	968	(270)	953
Proceeds from net income tax and related interest refunds		136
Income taxes paid	$ 264		$ 1,318